May. 01, 2015
Supplement dated February 12, 2016
to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Cash Management Fund (the Fund)	5/1/2015
In connection with amendments to the rules that govern money market funds, the Board of Trustees of the Fund approved changes to the Fund’s name and investment policies to allow the Fund to qualify and operate as a government money market fund effective on or about May 1, 2016 (the Effective Date). Accordingly, on the Effective Date the Fund’s name will change to Columbia Variable Portfolio - Government Money Market Fund and all references in the prospectuses to Columbia Variable Portfolio - Cash Management Fund are deleted and replaced with Columbia Variable Portfolio - Government Money Market Fund. In addition, the following changes are hereby made in the Fund’s prospectuses:
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” or "Summary of Columbia VP - Cash Management Fund" section is hereby superseded and replaced with the following:
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized by government securities or cash and securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees and redemption gates at this time.
As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP - Cash Management Fund" section is hereby revised to delete reference to Asset-Backed Securities Risk, Foreign Securities Risk, Industry Concentration Risk, and Regulatory Risk - Money Market Funds and to include the following:
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
The rest of the section remains the same.
Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Emerging Markets Fund	5/1/2015
Effective immediately, the first paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia VP - Emerging Markets Fund" and in the "More Information About Columbia VP - Emerging Markets Fund" sections is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. The Fund may also gain exposure to such companies through investment in depositary receipts. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The rest of the section remains the same.
Effective immediately, the information under the caption "Principal Risks” in the "Summary of Columbia VP - Emerging Markets Fund" and in the "More Information About Columbia VP - Emerging Markets Fund" sections is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. The Fund may invest significantly in depositary receipts.
The rest of the section remains the same.
Supplement dated February 12, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Holland Large Cap Growth Fund	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Holland Capital Management LLC (Holland) no longer serves as the subadviser to the Fund and Morgan Stanley Investment Management Inc. (MSIM) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Morgan Stanley Advantage Fund. Accordingly, on the Effective Date, all references in the prospectus to Holland are hereby deleted and all references to Variable Portfolio – Holland Large Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Morgan Stanley Advantage Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Holland Large Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund has exposure to equity securities. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants to purchase common stocks, exchange-traded funds (ETFs), and limited partnership interests. The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.
While the Fund may invest in companies of any size, the Fund primarily focuses on large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Index). The market capitalization range of the companies included within the Index was $717 million to $606.4 billion as of December 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 15% of its net assets in foreign investments, including emerging market investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of VP - Holland Large Cap Growth Fund" section of the prospectus is hereby revised to remove Focused Portfolio Risk, Real Estate-Related Investment Risk and Sector Risk.  Additionally, Exchange-Traded Fund (ETF) Risk, Master Limited Partnership Risk, Rule 144A and Other Exempted Securities Risk, Small- and Mid-Cap Company Securities Risk and Warrants and Rights Risk are added as follows:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified institutional purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Even if determined to be liquid, the Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and are subject to liquidity risk. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Invesco International Growth Fund (the Fund)	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Invesco Advisers, Inc. no longer serves as the subadviser to the Fund and OppenheimerFunds, Inc. assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio - Oppenheimer International Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Variable Portfolio - Invesco International Growth Fund are hereby deleted and replaced with Variable Portfolio - Oppenheimer International Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the caption “Principal Investment Strategies” in the “Summary of VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Under normal circumstances, the Fund invests in companies located in at least three countries outside the U.S. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America.
The Fund may also invest up to 10% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any market capitalization. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
The information under the caption "Principal Risks" in the "Summary of VP - Invesco International Growth Fund" section is hereby revised to delete reference to Derivatives Risk, Derivatives Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Warrants Risk, Mid-Cap Company Securities Risk, and Sector Risk and to include the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The rest of the section remains the same.
Supplement dated February 12, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Sit Dividend Growth Fund	5/1/2015
Effective on or about May 1, 2016 (the Effective Date), Sit Investment Associates, Inc. (Sit) no longer serves as the subadviser to the Fund and Massachusetts Financial Services Company (MFS) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – MFS® Blended Research® Core Equity Fund. Accordingly, on the Effective Date, all references in the prospectus to Sit are hereby deleted and all references to Variable Portfolio - Sit Dividend Growth Fund are hereby deleted and replaced with Variable Portfolio – MFS® Blended Research® Core Equity Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Sit Dividend Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and real estate investment trusts (REITs). The Fund may invest in companies that are believed to have above average earnings growth potential compared to other companies (growth companies), in companies that are believed to be undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Although the Fund may invest in companies of any size, the Fund primarily invests in companies with large capitalizations, which are companies with market capitalizations of at least $5 billion at the time of the Fund’s investment.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of VP - Sit Dividend Growth Fund" section of the prospectus is hereby revised to remove Changing Distribution Level Risk and Mid-Cap Company Securities Risk.  Additionally, Convertible Securities Risk, Depositary Receipts Risks, Investment Strategy Risk, Preferred Stock Risk, Quantitative Model Risk, Real Estate-Related Investment Risk, Small- and Mid-Cap Company Securities Risk and Value Securities Risk are added as follows:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Investment Strategy Risk. The Fund's strategy to blend fundamental and quantitative research and to have a consistent level of active risk over time may not produce the intended results. In addition, the Subadviser's fundamental research is not available for all issuers.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.